                                           REGISTRATION NOS. 333-52366/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            PRE-EFFECTIVE AMENDMENT
                        POST-EFFECTIVE AMENDMENT NO. 2                      [X]
                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 47                             [X]

                               -----------------

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                  1 MADISON AVENUE, NEW YORK, NEW YORK 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                             GARY A. BELLER, ESQ.
              SENIOR EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                               1 MADISON AVENUE
                           NEW YORK, NEW YORK 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.
                          KIRKPATRICK & LOCKHART LLP
                        1800 MASSACHUSETTS AVENUE, N.W.
                            WASHINGTON, D.C. 20036

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485
    [X] on May 1, 2003, pursuant to paragraph (b) of Rule 485
    [_] on (date) filing pursuant to paragraph (a)(1) of Rule 485
    [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of
        Rule 485
    [_] on (date) pursuant to paragraph (a)(2) of Rule 485

PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24F-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2002 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2003.

================================================================================

                                    [GRAPHIC]


              VARIABLE ANNUITY
                MAY 1, 2003

                                                    PREFERENCE PLUS SELECT /SM/
                                                               VARIABLE ANNUITY

PROSPECTUS

                                    [GRAPHIC]



Your Privacy Notice is on the last page of this book.



                                                        Non-Qualified Annuities
                                                Individual Retirement Annuities
                                           Roth Individual Retirement Annuities
                                                   Simplified Employee Pensions
                                         SIMPLE Individual Retirement Annuities

                                    [GRAPHIC]



                                    [GRAPHIC]

                                                                    MAY 1, 2003

PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity. Your choices may include the Fixed
Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

STATE STREET RESEARCH MONEY MARKET            FI MID CAP OPPORTUNITIES
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX       MET/AIM MID CAP CORE EQUITY
PIMCO TOTAL RETURN                            METLIFE MID CAP STOCK INDEX
SALOMON BROTHERS U.S. GOVERNMENT              HARRIS OAKMARK FOCUSED VALUE
STATE STREET RESEARCH BOND INCOME             NEUBERGER BERMAN PARTNERS MID CAP VALUE
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES JANUS MID CAP
STATE STREET RESEARCH DIVERSIFIED             STATE STREET RESEARCH AGGRESSIVE GROWTH
LORD ABBETT BOND DEBENTURE                    T. ROWE PRICE MID-CAP GROWTH (FORMERLY MFS
AMERICAN FUNDS GROWTH-INCOME                    MID CAP GROWTH)
METLIFE STOCK INDEX                           LOOMIS SAYLES SMALL CAP
MFS INVESTORS TRUST                           RUSSELL 2000(R) INDEX
MFS RESEARCH MANAGERS                         STATE STREET RESEARCH AURORA
STATE STREET RESEARCH INVESTMENT TRUST        FRANKLIN TEMPLETON SMALL CAP GROWTH
DAVIS VENTURE VALUE                           MET/AIM SMALL CAP GROWTH
FI STRUCTURED EQUITY                          T. ROWE PRICE SMALL CAP GROWTH
HARRIS OAKMARK LARGE CAP VALUE                PIMCO INNOVATION
STATE STREET RESEARCH LARGE CAP VALUE         SCUDDER GLOBAL EQUITY
AMERICAN FUNDS GROWTH                         HARRIS OAKMARK INTERNATIONAL (FORMERLY STATE
JANUS AGGRESSIVE GROWTH                         STREET RESEARCH CONCENTRATED INTERNATIONAL)
MET/PUTNAM VOYAGER (FORMERLY PUTNAM LARGE     MFS RESEARCH INTERNATIONAL
  CAP GROWTH)                                 MORGAN STANLEY EAFE(R) INDEX
T. ROWE PRICE LARGE CAP GROWTH                PUTNAM INTERNATIONAL STOCK
                                              AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION

HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2003. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 89 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893
(800) 638-7732
                                  [GRAPHIC]

                                 [LOGO] Metlife

                                [GRAPHIC]


 DEFERRED
 ANNUITIES
 AVAILABLE:

    . Non-Qualified
    . Traditional IRA
    . Roth IRA
    . Simplified Employee Pensions (SEPs)
    . SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
    . B
    . Bonus
    . C
    . L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

  . a bank deposit or obligation;

  . federally insured or guaranteed; or

  . endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

                               TABLE OF CONTENTS

      Important Terms You Should Know................................  5
      Table of Expenses..............................................  8
      Accumulation Unit Values Tables................................ 17
      MetLife........................................................ 28
      Metropolitan Life Separate Account E........................... 28
      Variable Annuities............................................. 29
          The Deferred Annuity....................................... 29
      Classes of the Deferred Annuity................................ 30
      Your Investment Choices........................................ 34
      Deferred Annuities............................................. 36
          The Deferred Annuity and Your Retirement Plan.............. 36
          Automated Investment Strategies and Enhanced Dollar Cost
            Averaging Program........................................ 36
          Purchase Payments.......................................... 40
              Allocation of Purchase Payments........................ 41
              Automated Purchase Payments............................ 42
              Limits on Purchase Payments............................ 42
          The Value of Your Investment............................... 43
          Transfer Privilege......................................... 44
          Access to Your Money....................................... 45
              Systematic Withdrawal Program.......................... 45
          Charges.................................................... 46
              Separate Account Charge................................ 46
              Investment-Related Charge.............................. 47
          Annual Contract Fee........................................ 47
              Optional Guaranteed Minimum Income Benefit............. 47
          Premium and Other Taxes.................................... 47
          Withdrawal Charges......................................... 48
              When No Withdrawal Charge Applies...................... 49
          Free Look.................................................. 51
          Death Benefit--Generally................................... 51
              Basic Death Benefit.................................... 53
          Optional Benefits.......................................... 55
              Annual Step-Up Death Benefit........................... 55
              Greater of Annual Step-Up or 5% Annual Increase
                Death Benefit........................................ 57
              Earnings Preservation Benefit.......................... 59
              Guaranteed Minimum Income Benefit (The Predictor)...... 61
          Pay-Out Options (or Income Options)........................ 64
          Income Payment Types....................................... 65
          Allocation................................................. 66
          Minimum Size of Your Income Payment........................ 66

           The Value of Your Income Payments........................ 66
           Transfer Privilege....................................... 67
           Charges.................................................. 68
       General Information.......................................... 69
           Administration........................................... 69
               Purchase Payments.................................... 69
               Confirming Transactions.............................. 69
               Processing Transactions.............................. 69
                  By Telephone or Internet.......................... 70
                  After Your Death.................................. 71
                  Third Party Requests.............................. 71
                  Valuation -- Suspension of Payments............... 71
           Advertising Performance.................................. 72
           Changes to Your Deferred Annuity......................... 74
           Voting Rights............................................ 75
           Who Sells the Deferred Annuities......................... 75
           Financial Statements..................................... 76
           Your Spouse's Rights..................................... 76
           When We Can Cancel Your Deferred Annuity................. 76
       Income Taxes................................................. 77
       Table of Contents for the Statement of Additional Information 89
       Appendix for Premium Tax Table............................... 90

MetLife does not intend to offer the Deferred Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                   [GRAPHIC]

     [GRAPHIC]

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity. Your contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to call to make a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

OWNER

The person or entity which has all rights including the right to direct who receives income payments.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "you" is the owner of the Deferred Annuity. "You" is also the purchaser of a Deferred Annuity as a beneficiary of a deceased person's Individual Retirement Account.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

        The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
     Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.

--------------------------------------------------------------------------------
  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments...................                 None
Withdrawal Charge (as a percentage of each purchase
  payment) (1)..............................................             Up to 9%
Transfer Fee (2)............................................ Current Charge: None
                                                   Maximum Guaranteed Charge: $25

/1/ A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:

          IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
          ------------------------ ------- ----------- ------- -------
                 1................    7%        9%      None      7%
                 2................    6%        8%                6%
                 3................    6%        8%                5%
                 4................    5%        7%                0%
                 5................    4%        6%                0%
                 6................    3%        4%                0%
                 7................    2%        3%                0%
                 Thereafter.......    0%        0%                0%

    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.
/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

--------------------------------------------------------------------------------
     The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (3)............................................................................. $30

Current Separate Account Charge (as a percentage of your Account Balance) for all investment divisions except the American Funds
Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                     B CLASS          BONUS CLASS (5)          C CLASS          L CLASS
Death Benefit                                        -------          ---------------          -------          -------
  Basic Death Benefit...............................  1.25%                1.70%                1.65%            1.50%
  Optional Annual Step-Up Death Benefit.............  1.45%                1.90%                1.85%            1.70%
  Optional Greater of Annual Step-Up or 5%..........  1.60%                2.05%                2.00%            1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%                 .25%                 .25%             .25%

Current Separate Account Charge (as a percentage of your Account Balance) for the American Funds Growth-Income, American
Funds Growth and American Funds Global Small Capitalization Divisions (4)

                                                     B CLASS          BONUS CLASS (5)          C CLASS          L CLASS
Death Benefit                                        -------          ---------------          -------          -------
  Basic Death Benefit...............................  1.40%                1.85%                1.80%            1.65%
  Optional Annual Step-Up Death Benefit.............  1.60%                2.05%                2.00%            1.85%
  Optional Greater of Annual Step-Up or 5%..........  1.75%                2.20%                2.15%            2.00%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%                 .25%                 .25%             .25%


Maximum Guaranteed Separate Account Charge (as a percentage of your Account Balance) for all future investment divisions

                                                     B CLASS        BONUS CLASS (5)        C CLASS        L CLASS
Death Benefit                                        -------        ---------------        -------        -------
  Basic Death Benefit...............................  1.50%              1.95%              1.90%          1.75%
  Optional Annual Step-Up Death Benefit.............  1.70%              2.15%              2.10%          1.95%
  Optional Greater of Annual Step-Up or 5%..........  1.85%              2.30%              2.25%          2.10%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit (6)..........    .25%               .25%               .25%           .25%

Optional Guaranteed Minimum Income Benefit (7)....                            .50%
                                                          (.45% if purchased with
                                                   either optional death benefit)

/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2003. Different charges may have been in effect for prior time periods. We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions as shown in the table labeled "Maximum Guaranteed Separate Account Charge for all future investment divisions".

/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.40% for amounts held in the American Funds Investment Divisions; 1.50% for amounts held in the maximum guaranteed Separate Account charge investment divisions) after you have held the contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.60% and 1.75%, respectively, for amounts held in the American Funds investment divisions; 1.70% and 1.85%, respectively, for amounts held in the maximum guaranteed Separate Account charge investment divisions) after you have held the contract for seven years.

/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen.

/7/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account.) You do not pay this charge once you are in the pay-out phase of your contract. The Fixed Account is not available with a Deferred Annuity issued in New York State with this optional benefit.

  ----------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.

Total Annual Metropolitan Fund, Met Investors Fund and American Funds Operating        Minimum Maximum
Expenses for the fiscal year ending December 31, 2002 (expenses that are deducted from
these Funds's assets include management fees, distribution fees (12b-1 fees) and other    .46%   4.57%
expenses)
After Waiver and/or Reimbursement of Expenses (8)(9)..................................    .46%   1.35%

/8/ Pursuant to an Expense Agreement, MetLife Advisers, LLC ("MetLife
    Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes or extraordinary expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of Class E shares of the following Portfolios as indicated:

            Portfolio                                     Percentage
            ---------                                     ----------
            Morgan Stanley EAFE(R) Index Portfolio            .90
            Met/Putnam Voyager Portfolio                     1.15
            Franklin Templeton Small Cap Growth Portfolio    1.30
            State Street Research Large Cap Value
              Portfolio                                      1.10
            MFS Investors Trust Portfolio                    1.15
            MFS Research Managers Portfolio                  1.15
            FI Mid Cap Opportunities Portfolio               1.20

    This waiver or agreement to pay is subject to the obligation of each class of the Portfolio (except the Morgan Stanley EAFE(R) Index Portfolio and the Met/Putnam Voyager Portfolio) separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2004. The effect of such waiver and reimbursement is that performance results are increased.

/9/ Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement whereby, until at least April 30, 2004, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, brokerage commissions, or extraordinary expenses and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: 1.25% for the PIMCO Innovation Portfolio, 1.10% for the T. Rowe Price Mid-Cap Growth Portfolio (formerly the MFS Mid Cap Growth Portfolio), 1.25% for the MFS Research International Portfolio, 0.90% for the Lord Abbett Bond Debenture Portfolio, 1.20% for the Met/AIM Small Cap Growth Portfolio, 1.10% for the Met/AIM Mid Cap Core Equity Portfolio, 1.05% for the Janus Aggressive Growth Portfolio and 1.35% for the Harris Oakmark International Portfolio (formerly the State Street Research Concentrated International Portfolio). Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. The effect of such waiver and reimbursement is that performance results are increased.

  METROPOLITAN FUND CLASS E ANNUAL EXPENSES FOR FISCAL
  YEAR ENDING DECEMBER 31, 2002
                                                                          ----------------------------
  (as a percentage                                            A+B+C=D                       D-E=F
  of average net                                 C             TOTAL                        TOTAL
  assets) (13)                A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                          MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                             FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
------------------------------------------------------------------------------------------------------
State Street
  Research Money
  Market Portfolio
  (10)(17)...............    .35      .15        .08            .58            .00            .58
Lehman Brothers(R)
  Aggregate Bond
  Index Portfolio........    .25      .15        .09            .49            .00            .49
Salomon Brothers
  U.S. Government
  Portfolio..............    .55      .15        .15            .85            .00            .85
State Street
  Research Bond
  Income Portfolio
  (10)(12)...............    .40      .15        .11            .66            .00            .66
Salomon Brothers
  Strategic Bond
  Opportunities Portfolio    .65      .15        .20           1.00            .00           1.00
State Street
  Research
  Diversified
  Portfolio (10)(11).....    .44      .15        .05            .64            .00            .64
MetLife Stock Index
  Portfolio..............    .25      .15        .06            .46            .00            .46
MFS Investors Trust
  Portfolio (8)(11)......    .75      .15        .59           1.49            .34           1.15
MFS Research
  Managers
  Portfolio (8)(11)......    .75      .15        .39           1.29            .14           1.15
State Street
  Research
  Investment Trust
  Portfolio (10)(11).....    .49      .15        .05            .69            .00            .69
Davis Venture Value
  Portfolio (10)(11).....    .75      .15        .05            .95            .00            .95
FI Structured
  Equity Portfolio
  (10)(11)...............    .67      .15        .05            .87            .00            .87
Harris Oakmark
  Large Cap Value
  Portfolio (10)(11).....    .75      .15        .08            .98            .00            .98
State Street
  Research Large
  Cap Value
  Portfolio (8)(10)......    .70      .15       1.63           2.48           1.38           1.10


  METROPOLITAN FUND CLASS E ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                                      --------------
  (as a percentage of average net assets) (13)                                            A+B+C=D
                                                                             C             TOTAL
                                                          A        B   OTHER EXPENSES EXPENSES BEFORE       E
                                                      MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/
                                                         FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------
Met/Putnam Voyager Portfolio (8)(10).................    .80      .15        .27           1.22            .07
T. Rowe Price Large Cap Growth Portfolio (10)(11)....    .63      .15        .14            .92            .00
FI Mid Cap Opportunities Portfolio (8)(10)...........    .80      .15       3.62           4.57           3.37
MetLife Mid Cap Stock Index Portfolio................    .25      .15        .18            .58            .00
Harris Oakmark Focused Value Portfolio...............    .75      .15        .07            .97            .00
Neuberger Berman Partners Mid Cap Value
  Portfolio (10)(11).................................    .69      .15        .11            .95            .00
Janus Mid Cap Portfolio (10).........................    .69      .15        .06            .90            .00
State Street Research Aggressive Growth Portfolio
  (10)(11)...........................................    .73      .15        .06            .94            .00
Loomis Sayles Small Cap Portfolio (10)...............    .90      .15        .07           1.12            .00
Russell 2000(R) Index Portfolio......................    .25      .15        .24            .64            .00
State Street Research Aurora Portfolio (10)..........    .85      .15        .10           1.10            .00
Franklin Templeton Small Cap Growth Portfolio
  (8)(10)............................................    .90      .15        .61           1.66            .36
T. Rowe Price Small Cap Growth Portfolio (10)........    .52      .15        .09            .76            .00
Scudder Global Equity Portfolio (10).................    .64      .15        .17            .96            .00
Morgan Stanley EAFE(R) Index Portfolio (8)...........    .30      .15        .49            .94            .04
Putnam International Stock Portfolio (10)............    .90      .15        .22           1.27            .00
                                                                                                      --------------

  METROPOLITAN FUND CLASS E ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                      --------------
  (as a percentage of average net assets) (13)            D-E=F
                                                          TOTAL
                                                      EXPENSES AFTER
                                                         WAIVER/
                                                      REIMBURSEMENT
--------------------------------------------------------------------
Met/Putnam Voyager Portfolio (8)(10).................      1.15
T. Rowe Price Large Cap Growth Portfolio (10)(11)....       .92
FI Mid Cap Opportunities Portfolio (8)(10)...........      1.20
MetLife Mid Cap Stock Index Portfolio................       .58
Harris Oakmark Focused Value Portfolio...............       .97
Neuberger Berman Partners Mid Cap Value
  Portfolio (10)(11).................................       .95
Janus Mid Cap Portfolio (10).........................       .90
State Street Research Aggressive Growth Portfolio
  (10)(11)...........................................       .94
Loomis Sayles Small Cap Portfolio (10)...............      1.12
Russell 2000(R) Index Portfolio......................       .64
State Street Research Aurora Portfolio (10)..........      1.10
Franklin Templeton Small Cap Growth Portfolio
  (8)(10)............................................      1.30
T. Rowe Price Small Cap Growth Portfolio (10)........       .76
Scudder Global Equity Portfolio (10).................       .96
Morgan Stanley EAFE(R) Index Portfolio (8)...........       .90
Putnam International Stock Portfolio (10)............      1.27
                                                      --------------

  MET
  INVESTORS FUND CLASS E ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                                      --------------
  (as a percentage of average net assets) (13)                                            A+B+C=D
                                                                             C             TOTAL
                                                          A        B   OTHER EXPENSES EXPENSES BEFORE       E
                                                      MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/
                                                         FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio.........................    .50      .15        .15            .80            .00
Lord Abbett Bond Debenture Portfolio (9)(12).........    .60      .15        .23            .98            .08
Janus Aggressive Growth Portfolio (9)(10)(11)(16)....    .80      .15        .62           1.57            .52
Met/AIM Mid Cap Core Equity Portfolio (9)(11)........    .75      .15        .85           1.75            .65
T. Rowe Price Mid-Cap Growth Portfolio (9)(11)(15)...    .75      .15        .54           1.44            .34
Met/AIM Small Cap Growth Portfolio (9)(11)...........    .90      .15       1.18           2.23           1.03
PIMCO Innovation Portfolio (9)(11)...................    .95      .15        .73           1.83            .58
Harris Oakmark International Portfolio (9)(11)(14)...    .85      .15       1.42           2.42           1.07
MFS Research International Portfolio (9)(10).........    .80      .15        .87           1.82            .57
                                                                                                      --------------

  MET
  INVESTORS FUND CLASS E ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                      --------------
  (as a percentage of average net assets) (13)            D-E=F
                                                          TOTAL
                                                      EXPENSES AFTER
                                                         WAIVER/
                                                      REIMBURSEMENT
--------------------------------------------------------------------
PIMCO Total Return Portfolio.........................       .80
Lord Abbett Bond Debenture Portfolio (9)(12).........       .90
Janus Aggressive Growth Portfolio (9)(10)(11)(16)....      1.05
Met/AIM Mid Cap Core Equity Portfolio (9)(11)........      1.10
T. Rowe Price Mid-Cap Growth Portfolio (9)(11)(15)...      1.10
Met/AIM Small Cap Growth Portfolio (9)(11)...........      1.20
PIMCO Innovation Portfolio (9)(11)...................      1.25
Harris Oakmark International Portfolio (9)(11)(14)...      1.35
MFS Research International Portfolio (9)(10).........      1.25
                                                      --------------


  AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES FOR FISCAL YEAR ENDING DECEMBER 31, 2002
                                                                                                 ----------------------------
                                                                                     A+B+C=D                       D-E=F
  (as a percentage of average net assets) (13)                          C             TOTAL                        TOTAL
                                                     A        B   OTHER EXPENSES EXPENSES BEFORE       E       EXPENSES AFTER
                                                 MANAGEMENT 12b-1     BEFORE         WAIVER/        WAIVER/       WAIVER/
                                                    FEES    FEES  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
   American Funds Growth-Income Portfolio
     (10).......................................    .34      .25       .01             .60            .00            .60
   American Funds Growth Portfolio (10).........    .38      .25       .02             .65            .00            .65
   American Funds Global Small
     Capitalization Portfolio (10)..............    .80      .25       .04            1.09            .00           1.09
                                                                                                 ----------------------------

 /10/Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and SAI for each respective fund.

 /11/Certain Metropolitan Fund and Met Investors Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, Met Investors Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and Met Investors Fund Portfolios does not reflect these reductions or credits.

/12/On April 29, 2002, the State Street Research Income Portfolio of the
    Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the New England Zenith Fund. On April 29, 2002, the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.

/13/Each of the Metropolitan Fund, Met Investors Fund and American Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee.

/14/On January 1, 2003, Harris Associates L.P. became the sub-investment manager for the State Street Research Concentrated International Portfolio, which changed its name to Harris Oakmark International Portfolio.

/15/On January 1, 2003, T. Rowe Price Associates Inc. became the sub-investment manager for the MFS Mid Cap Growth Portfolio, which changed its name to T. Rowe Price Mid-Cap Growth Portfolio.

/16/On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund was merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

/17/State Street Research Money Market Portfolio is only available in the C
    Class Deferred Annuity purchased after April 30, 2003 and, when available, a Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State.

  EXAMPLES
  The examples are intended to help you compare the cost of investing in the Deferred Annuity with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and Portfolio fees and expenses (described in the third table).

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract, with applicable withdrawal charges deducted.

                                      1      3      5     10
                                     YEAR  YEARS  YEARS  YEARS
---------------------------------------------------------------
Maximum............................ $1,414 $2,647 $3,817 $6,651
Minimum............................ $  992 $1,441 $1,904 $3,310

  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $39,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the B Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit: and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $714 $2,107 $3,457 $6,651
  Minimum........................................... $292 $  901 $1,544 $3,310

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $55,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract, with applicable withdrawal charges deducted.


        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------
Maximum $1,657 $2,947  $4,177   $6,819
Minimum $1,236 $1,752  $2,299   $3,574

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower. Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $55,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the Bonus Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).



                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------
Maximum.......................  $757  $2,227  $3,637   $6,819
Minimum.......................  $336  $1,032  $1,759   $3,574

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $83,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the C Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you surrender your contract, do not surrender your contract, you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time), or you do not elect to annuitize (no withdrawal charges apply to the C Class).


                                                         1     3      5     10
                                                        YEAR YEARS  YEARS  YEARS
---------------------------------------------------------------------------------
Maximum................................................ $750 $2,207 $3,608 $6,880
Minimum................................................ $329 $1,011 $1,725 $3,662

  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the
    Portfolios;
  . a total Account Balance of $83,000 (for purposes of determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual Increase Death
    Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you fully surrender your contract with applicable withdrawal charges deducted.


                                                                      3      5     10
                                                             1 YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------------------
Maximum..................................................... $1,435 $2,616 $3,545 $6,785
Minimum..................................................... $1,014 $1,415 $1,649 $3,517

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
  . reimbursement and/or waiver of expenses was not in effect;
  . you bear the minimum or maximum fees and expenses of any of the Portfolios;
  . a total Account Balance of $83,000 (for purposes of
    determining the impact of the Annual Contract Fee);
  . you select the L Class;
  . the underlying Portfolio earns a 5% annual return;
  . you select the Greater of Annual Step-Up or 5% Annual
    Increase Death Benefit;
  . you select the Guaranteed Minimum Income Benefit;
  . you select the Earnings Preservation Benefit; and . you do not surrender your contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                                                     10
                                                             1 YEAR 3 YEARS 5 YEARS YEARS
------------------------------------------------------------------------------------------
Maximum.....................................................  $735  $2,166  $3,545  $6,785
Minimum.....................................................  $314  $  965  $1,649  $3,517

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

   These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit. (In terms of the calculation for this mix, the Guaranteed Minimum Income Benefit charge is made by canceling accumulation units and, therefore, this charge is not reflected in the Accumulation Unit Value. However, purchasing this option with the others will result in the highest overall charge.) The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Division (c).......................... 2002      $11.12          $11.97          17.13

                                         2001       10.95           11.12              0
  [CHART]

   Year End Accumulation Unit Value

PIMCO Total Return Division (c)......... 2002       10.37           11.10          12.75

                                         2001       10.21           10.37              0
  [CHART]

   Year End Accumulation Unit Value

Salomon Brothers U.S. Government
  Division (c).......................... 2002       13.95           14.69           8.18

                                         2001       13.73           13.95              0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Bond Income
  Division (a).......................... 2002       36.37           38.47           3.12

                                         2001       35.51           36.37              0
  [CHART]

   Year End Accumulation Unit Value

Salomon Brothers Strategic Bond
  Opportunities Division (c)............ 2002       15.00           16.05           1.81

                                         2001       14.76           15.00              0
  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

State Street Research Diversified
  Division (c).......................... 2002      $31.99          $26.94          2.01

                                         2001       32.93           31.99             0
  [CHART]

   Year End Accumulation Unit Value
Lord Abbett Bond Debenture Division (b). 2002       10.11           10.00          6.53

                                         2001       10.39           10.11             0
  [CHART]

   Year End Accumulation Unit Value

American Funds Growth-Income Division
  (c)................................... 2002       72.02           57.44          3.21

                                         2001       75.25           72.02             0
  [CHART]

   Year End Accumulation Unit Value

MetLife Stock Index Division (c)........ 2002       32.78           24.88          6.75

                                         2001       34.83           32.78             0
  [CHART]

   Year End Accumulation Unit Value

MFS Investors Trust Division (c)........ 2002        8.12            6.33             0

                                         2001        8.57            8.12             0
  [CHART]

   Year End Accumulation Unit Value

MFS Research Managers Division (c)...... 2002        8.24            6.11          2.56

                                         2001        9.23            8.24             0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Investment Trust
  Division (c).......................... 2002       56.77           40.98          1.50

                                         2001       61.03           56.77             0
  [CHART]

   Year End Accumulation Unit Value

Davis Venture Value Division (c)........ 2002       24.97           20.39          3.70

                                         2001       25.75           24.97             0
  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

FI Structured Equity Division (d)....... 2002      $ 21.16         $17.32             0


  [CHART]

   Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division
  (c)................................... 2002        11.20           9.39             0

                                         2001        11.40          11.20             0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Large Cap Value
  Division (d).......................... 2002        10.00           7.88             0


  [CHART]

   Year End Accumulation Unit Value

American Funds Growth Division (c)...... 2002        96.82          71.44          2.15

                                         2001       107.26          96.82             0
  [CHART]

   Year End Accumulation Unit Value

Janus Growth Division (c)(e)             2002         7.71           5.22          7.36

                                         2001         8.85           7.71             0
  [CHART]

   Year End Accumulation Unit Value

Met/Putnam Voyager Division (c)......... 2002         4.86           3.38          5.27

                                         2001         5.34           4.86             0
  [CHART]

   Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division
  (c)................................... 2002        11.23           8.43           .71

                                         2001        11.40          11.23             0
  [CHART]

   Year End Accumulation Unit Value

FI Mid Cap Opportunities Division (d)... 2002        10.00           8.07           .02


  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

Met/AIM Mid Cap Core Equity Division (d) 2002       11.35            9.58              0


  [CHART]

   Year End Accumulation Unit Value

MetLife Mid Cap Stock Index Division (c) 2002      $10.20          $ 8.48           9.91

                                         2001       10.34           10.20              0
  [CHART]

   Year End Accumulation Unit Value

Harris Oakmark Focused Value Division
  (c)................................... 2002       24.52           21.83           8.47

                                         2001       23.78           24.52              0
  [CHART]

   Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value
  Division (c).......................... 2002       14.69           12.98            .66

                                         2001       15.05           14.69              0
  [CHART]

   Year End Accumulation Unit Value

Janus Mid Cap Division (c).............. 2002       15.08           10.45            .40

                                         2001       17.58           15.08              0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Aggressive Growth
  Division (c).......................... 2002       31.42           21.89           1.85

                                         2001       33.43           31.42              0
  [CHART]

   Year End Accumulation Unit Value

T. Rowe Price Mid-Cap Growth Division
  (c)................................... 2002        8.20            4.50          12.10

                                         2001        8.61            8.20              0
  [CHART]

   Year End Accumulation Unit Value

Loomis Sayles Small Cap Division (c).... 2002       21.13           16.20            .51

                                         2001       21.66           21.13              0
  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

Russell 2000(R) Index Division (c)...... 2002      $11.67          $ 9.07           4.78

                                         2001       11.77           11.67              0
  [CHART]

   Year End Accumulation Unit Value

State Street Research Aurora Division
  (c)................................... 2002       13.81           10.61          22.51

                                         2001       14.10           13.81              0
  [CHART]

   Year End Accumulation Unit Value

Franklin Templeton Small Growth
  Division (c).......................... 2002        8.75            6.18              0

                                         2001        9.16            8.75              0
  [CHART]

   Year End Accumulation Unit Value

Met/AIM Small Cap Growth Division (d)... 2002       11.18            8.41            .02


  [CHART]

   Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth Division
  (c)................................... 2002       11.62            8.33            .49

                                         2001       11.85           11.62              0
  [CHART]

   Year End Accumulation Unit Value

PIMCO Innovation Division (c)........... 2002        6.05            2.93          11.78

                                         2001        7.03            6.05              0
  [CHART]

   Year End Accumulation Unit Value

Scudder Global Equity Division (c)...... 2002       11.74            9.63           7.13

                                         2001       12.49           11.74              0
  [CHART]

   Year End Accumulation Unit Value

Harris Oakmark International Division
  (d)................................... 2002       10.89            8.75           1.21


  [CHART]

   Year End Accumulation Unit Value

MFS Research International Division (c). 2002        8.32            7.19           3.59

                                         2001        8.99            8.32              0
  [CHART]

   Year End Accumulation Unit Value

----------------------------------------------------------------------------------------------

                                                                                 NUMBER OF
PREFERENCE PLUS SELECT DEFERRED               BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE I AND BAR CHART I               ACCUMULATION    ACCUMULATION UNITS END OF YEAR
(HIGHEST POSSIBLE MIX)                   YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------

Morgan Stanley EAFE(R) Index Division
  (c)................................... 2002      $ 8.40          $ 6.85          13.17

                                         2001        9.18            8.40              0
  [CHART]

   Year End Accumulation Unit Value
Putnam International Stock Division (c). 2002       10.52            8.48           4.16

                                         2001       11.30           10.52              0
  [CHART]

   Year End Accumulation Unit Value

American Funds Global Small
  Capitalization Division (c)........... 2002       13.08           10.35           6.01

                                         2001       13.44           13.08              0
  [CHART]

   Year End Accumulation Unit Value

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

Lehman Brothers(R) Aggregate Bond
  Index Division (c)............... 2002      $11.46          $12.46         1270.56

                                    2001       11.23           11.46               0
   [CHART]

 Year End Accumulation Unit Value

PIMCO Total Return Division (c).... 2002       10.46           11.30         1550.34

                                    2001       10.26           10.46               0
   [CHART]

 Year End Accumulation Unit Value

Salomon Brothers U.S. Government
  Division (c)..................... 2002       14.94           15.87          883.29

                                    2001       14.64           14.94               0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Bond Income
  Division (a)..................... 2002       43.36           46.31          207.29

                                    2001       42.18           43.36               0
   [CHART]

 Year End Accumulation Unit Value

Salomon Brothers Strategic Bond
  Opportunities Division (c)....... 2002       16.06           17.34          206.42

                                    2001       15.74           16.06               0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Diversified
  Division (c)..................... 2002       37.06           31.50          212.79

                                    2001       38.00           37.06               0
   [CHART]

 Year End Accumulation Unit Value

Lord Abbett Bond Debenture
  Division (b)..................... 2002       10.58           10.57          108.57

                                    2001       10.84           10.58               0
   [CHART]

 Year End Accumulation Unit Value

American Funds Growth-Income
  Division (c)..................... 2002       85.37           68.74          127.46

                                    2001       88.86           85.37               0
   [CHART]

 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

MetLife Stock Index Division (c)... 2002      $ 36.62        $ 28.06         444.24

                                    2001        38.76          36.62              0
   [CHART]

 Year End Accumulation Unit Value

MFS Investors Trust Division (c)... 2002         8.33           6.56          73.89

                                    2001         8.75           8.33              0
   [CHART]

 Year End Accumulation Unit Value

MFS Research Managers Division (c). 2002         8.31           6.22          30.52

                                    2001         9.43           8.31              0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Investment
  Trust Division (c)............... 2002        67.70          49.34          79.78

                                    2001        72.49          67.70              0
   [CHART]

 Year End Accumulation Unit Value

Davis Venture Value Division (c)... 2002        26.73          22.03         115.14

                                    2001        27.46          26.73              0
   [CHART]

 Year End Accumulation Unit Value

FI Structured Equity Division (d).. 2002        23.05          18.99          11.62


   [CHART]

 Year End Accumulation Unit Value

Harris Oakmark Large Cap Value
  Division (c)..................... 2002        11.54           9.77         841.40

                                    2001        11.70          11.54              0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Large Cap
  Value Division (d)............... 2002        10.00           7.93          61.99


   [CHART]

 Year End Accumulation Unit Value

American Funds Growth Division (c). 2002       114.78          85.50         100.78

                                    2001       126.65         114.78              0
   [CHART]

 Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                            BEGINNING OF YEAR END OF YEAR    ACCUMULATION
PREFERENCE PLUS SELECT DEFERRED ANNUITIES TABLE II AND        ACCUMULATION    ACCUMULATION UNITS END OF YEAR
BAR CHART II (LOWEST POSSIBLE MIX)                     YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

          Janus Growth Division (c)(e)................ 2002      $ 7.75          $ 5.31         121.49

                                                       2001        8.87            7.75              0
             [CHART]

           Year End Accumulation Unit Value

          Met/Putnam Voyager Division (c)............. 2002        4.94            3.46         205.62

                                                       2001        5.40            4.94              0
             [CHART]


           Year End Accumulation Unit Value

          T. Rowe Price Large Cap Growth
            Division (c).............................. 2002       11.57            8.77         192.64

                                                       2001       11.70           11.57              0
             [CHART]

           Year End Accumulation Unit Value

          FI Mid Cap Opportunities Division
            (d)....................................... 2002       10.00            8.12          53.00


             [CHART]

           Year End Accumulation Unit Value

          Met/AIM Mid Cap Core Equity
            Division (d).............................. 2002       11.41            9.70          60.12


             [CHART]

           Year End Accumulation Unit Value

          MetLife Mid Cap Stock Index
            Division (c).............................. 2002       10.35            8.68         569.76

                                                       2001       10.45           10.35              0
             [CHART]


           Year End Accumulation Unit Value

          Harris Oakmark Focused Value
            Division (c).............................. 2002       26.62           23.93         319.70

                                                       2001       25.72           26.62              0
             [CHART]


           Year End Accumulation Unit Value

          Neuberger Berman Partners Mid Cap
            Value Division (c)........................ 2002       15.14           13.50         222.74

                                                       2001       15.44           15.14              0
             [CHART]


           Year End Accumulation Unit Value

          Janus Mid Cap Division (c).................. 2002       15.79           11.05         147.10

                                                       2001       18.33           15.79              0
             [CHART]

           Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

State Street Research Aggressive
  Growth Division (c).............. 2002      $35.78          $25.16          26.83

                                    2001       37.92           35.78              0
   [CHART]

 Year End Accumulation Unit Value

T. Rowe Price Mid-Cap Growth
  Division (c)..................... 2002        8.27            4.57         160.72

                                    2001        8.65            8.27              0
   [CHART]

 Year End Accumulation Unit Value

Loomis Sayles Small Cap Division
  (c).............................. 2002       22.73           17.59          30.56

                                    2001       23.21           22.73              0
   [CHART]

 Year End Accumulation Unit Value

Russell 2000(R) Index Division (c). 2002       12.03            9.43         325.52

                                    2001       12.08           12.03              0
   [CHART]

 Year End Accumulation Unit Value

State Street Research Aurora
  Division (c)..................... 2002       14.01           10.86         796.00

                                    2001       14.24           14.01              0
   [CHART]

 Year End Accumulation Unit Value

Franklin Templeton Small Cap
  Growth Division (c).............. 2002        8.81            6.28         139.63

                                    2001        9.18            8.81              0
   [CHART]

 Year End Accumulation Unit Value

Met/AIM Small Cap Growth Division
  (d).............................. 2002       11.24            8.51          46.27


   [CHART]

 Year End Accumulation Unit Value

T. Rowe Price Small Cap Growth
  Division (c)..................... 2002       12.17            8.80         104.81

                                    2001       12.36           12.17              0
   [CHART]

 Year End Accumulation Unit Value

-----------------------------------------------------------------------------------------
                                                                            NUMBER OF
PREFERENCE PLUS SELECT DEFERRED          BEGINNING OF YEAR END OF YEAR    ACCUMULATION
ANNUITIES TABLE II AND BAR CHART           ACCUMULATION    ACCUMULATION UNITS END OF YEAR
II (LOWEST POSSIBLE MIX)            YEAR    UNIT VALUE      UNIT VALUE   (IN THOUSANDS)
-----------------------------------------------------------------------------------------

PIMCO Innovation Division (c)...... 2002      $ 6.10          $ 2.98         202.85

                                    2001        7.06            6.10              0
   [CHART]

 Year End Accumulation Unit Value

Scudder Global Equity Division (c). 2002       12.29           10.18         112.44

                                    2001       13.02           12.29              0
   [CHART]

 Year End Accumulation Unit Value

Harris Oakmark International
  Division (d)..................... 2002       10.91            8.85          26.55


   [CHART]

 Year End Accumulation Unit Value

MFS Research International
  Division (c)..................... 2002        8.39            7.32         128.79

                                    2001        9.03            8.39              0
   [CHART]

 Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index
  Division (c)..................... 2002        8.65            7.12         634.34

                                    2001        9.42            8.65              0
   [CHART]

 Year End Accumulation Unit Value

Putnam International Stock
  Division (c)..................... 2002       11.65            9.48         178.14

                                    2001       12.45           11.65              0
   [CHART]

 Year End Accumulation Unit Value

American Funds Global Small
  Capitalization Division (c)...... 2002       13.55           10.82         175.90

                                    2001       13.87           13.55              0
   [CHART]

 Year End Accumulation Unit Value

-----------
(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.
(d)Inception date: May 1, 2002.
(e)The assets in this investment division merged into the Janus Aggressive Growth Division on April 28, 2003. This investment division is no longer available under the Deferred Annuity.

METLIFE

       Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was
formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The MetLife companies serve approximately 12 million individuals in the U.S. and companies and institutions with 33 million employees and members. It also has international insurance operations in 12 countries.
                                   [GRAPHIC]

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
                                   [GRAPHIC]
[SIDEBAR: A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.]


    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." With the Fixed Account, your money earns a rate of interest that we guarantee. The Fixed Account is not available to all contractowners. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

The pay-out phase begins when you either take all of your money out of the account or elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. Some features are not available with the Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State (when available), regardless of the class of the Deferred Annuity purchased. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

[_]an Annual Step-Up Death Benefit;

[_]the Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

[_]an Earnings Preservation Benefit; and

[_]a Guaranteed Minimum Income Benefit.

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.
                                   [GRAPHIC]
CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.40% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.60% to 1.75%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.85% to 2.00%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a contract in the Bonus Class before your 81st birthday. If there are joint owners, the age of the oldest joint owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. Payments made after age 81 will not receive the 3% credit. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.85% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.05% to 2.20%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.30% to 2.45%. After you have held the contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.40% in the case of each American Funds investment division). After you have held the contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.60% to 1.75%.

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.


                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
Contract Year                  charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new contract will be issued in order to facilitate the distribution of payments. The new contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.80% in the case of each American Funds investment division) and no withdrawal charge. If you choose either of the optional death benefits, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.00% to 2.15%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.25% to 2.40%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.65% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose either of the optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.85% to 2.00%. If you choose the optional Earnings Preservation Benefit and either of the optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.10% to 2.25%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and the American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class E of the Metropolitan Fund and the Met Investors Fund, and Class 2 of the American Funds, each imposes a 12b-1 Plan fee.

[SIDEBAR: The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.]

The investment choices are listed in the approximate risk relationship among the available Portfolios, with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


[SIDEBAR: The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.]

STATE STREET RESEARCH MONEY MARKET PORTFOLIO                                       [GRAPHIC]
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX         LOOMIS SAYLES SMALL CAP PORTFOLIO
 PORTFOLIO                                      RUSSELL 2000(R) INDEX PORTFOLIO
PIMCO TOTAL RETURN PORTFOLIO                    STATE STREET RESEARCH AURORA PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO      FRANKLIN TEMPLETON SMALL CAP GROWTH
STATE STREET RESEARCH BOND INCOME PORTFOLIO      PORTFOLIO
SALOMON BROTHERS STRATEGIC BOND                 MET/AIM SMALL CAP GROWTH PORTFOLIO
 OPPORTUNITIES PORTFOLIO                        T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO     PIMCO INNOVATION PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO            SCUDDER GLOBAL EQUITY PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO          HARRIS OAKMARK INTERNATIONAL PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO                   MFS RESEARCH INTERNATIONAL PORTFOLIO
MFS INVESTORS TRUST PORTFOLIO                   MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
MFS RESEARCH MANAGERS PORTFOLIO                 PUTNAM INTERNATIONAL STOCK PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
 PORTFOLIO                                       PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO
FI STRUCTURED EQUITY PORTFOLIO
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO
AMERICAN FUNDS GROWTH PORTFOLIO
JANUS AGGRESSIVE GROWTH PORTFOLIO
MET/PUTNAM VOYAGER PORTFOLIO
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
FI MID CAP OPPORTUNITIES PORTFOLIO
MET/AIM MID CAP CORE EQUITY PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
NEUBERGER BERMAN PARTNERS MID CAP VALUE
 PORTFOLIO
JANUS MID CAP PORTFOLIO
STATE STREET RESEARCH AGGRESSIVE GROWTH
 PORTFOLIO
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

[SIDEBAR: While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.]

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. The State Street Research Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003 and, when available, a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. Your investment choices may be limited because:

[_]We have restricted the available investment divisions.
[_]Some of the investment divisions are not approved in your state.
[_]Your employer, association or other group contract holder limits the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, the Harris Oakmark Focused Value and the Harris Oakmark International (formerly State Street Research Concentrated International) Portfolios, each Portfolio is "diversified" under the 1940 Act.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

DEFERRED ANNUITIES

[SIDEBAR: These Deferred Annuities may be either issued to you as an individual or to a non-natural entity, such as a trust.]


This prospectus describes the following Deferred Annuities under which you can accumulate money:


  [_] Non-Qualified

  [_] Traditional IRAs (Individual Retirement Annuities)

  [_] Roth IRAs (Roth Individual Retirement Annuities)

  [_] SEPs (Simplified Employee Pensions)

  [_] SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual
      Retirement Annuities)
                                                                [GRAPHIC]
THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

[SIDEBAR: We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.]

AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM

  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. The Enhanced Dollar Cost Averaging
Program is not available to the Bonus or C Class Deferred Annuities. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003 and, when available, a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain--you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced
Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer/SM/ in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/

Enhanced Dollar Cost Averaging Program: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the Fixed Account or, in the case of a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit, to the State Street Research Money Market investment division. We may impose minimum purchase payments and other restrictions to utilize this program.

                                   EXAMPLE:

                                                                    Amount
                                                               Transferred from
                                                                  EDCA Fixed
                                                                  Account to
                                                 EDCA 6-Month      Selected
                                                    Program     PPS Investment
                               Date     Amount   Interest Rate   Division(s)
                             --------- -------   ------------- ----------------
A   Enhanced Dollar Cost
    Averaging Program
    ("EDCA") 6-Month
    Program Initial Purchase
    Payment                  5/1/2003  $12,000*      9.00%          $2,000*
-------------------------------------------------------------------------------
B                            6/1/2003                               $2,000
-------------------------------------------------------------------------------
C                            7/1/2003                               $2,000
-------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase
    Payment                  8/1/2003  $18,000**     8.00%         $5,000**
-------------------------------------------------------------------------------
E                            9/1/2003                               $5,000
-------------------------------------------------------------------------------
F                            10/1/2003                              $5,000
-------------------------------------------------------------------------------
G                            11/1/2003                              $5,000
-------------------------------------------------------------------------------
H                            12/1/2003                             $4,483.22

* $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

                                   [GRAPHIC]

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

                                   [GRAPHIC]

The Rebalancer/SM/: You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.

[GRAPHIC]

The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the State Street Research Money Market investment division in lieu of the Fixed Account for C Class Deferred Annuities or Deferred Annuities issued in New York State with the optional Guaranteed Minimum Income Benefit). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the State Street Research Money Market investment division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

[GRAPHIC]

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:

                                                         Bonus       C           L
                                          B Class        Class     Class       Class
                                           ----------    -----     -----       ----------
a. Enhanced Dollar Cost Averaging           Yes           No        No          Yes
            Program ("EDCA")
-------------------------------------------------------------------------------------------
b. Choice of One Automated Investment
          Strategy
-------------------------------------------------------------------------------------------
 1. Equity Generator                        Yes           Yes       No          Yes
                                          (but not                            (but not
                                         with EDCA)                          with EDCA)
                                         --------------------------------------------------
                                         (but not with the optional Guaranteed Minimum
                                         Income Benefit, when available, in New York State)
-------------------------------------------------------------------------------------------
 2. Rebalancer                              Yes           Yes       Yes         Yes
-------------------------------------------------------------------------------------------
 3. Index Selector                          Yes           Yes       Yes         Yes
-------------------------------------------------------------------------------------------
 4. Allocator                               Yes           Yes       No          Yes
                                          (but not                            (but not
                                         with EDCA)                          with EDCA)
                                         --------------------------------------------------
                                         (but not with the optional Guaranteed Minimum
                                         Income Benefit, when available, in New York State)
-------------------------------------------------------------------------------------------

[SIDEBAR: You may make purchase payments to your Deferred Annuity whenever you choose, up to age 91 (89 in Massachusetts for the B and Bonus Class). However, Federal tax rules may limit the amount and frequency of your purchase payments.]

PURCHASE PAYMENTS

    The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth
IRA, SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment for automated purchase payments ("check-o-matic") for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial automated purchase payment for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.

If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through check-o-matic. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for automated purchase payments, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.

SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum initial and subsequent purchase payment amounts based upon the number of persons in the "group".

We will issue the B, C or L Class Deferred Annuity to you before your 91st birthday (89 in Massachusetts for the B Class). We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).

The chart below summarizes the minimum initial and subsequent purchase payments for each Contract Class:


                                               Bonus     C       L
                                 B Class       Class   Class   Class
                            ----------------  ------- ------- -------
Initial Purchase Payment         $5,000       $10,000 $25,000 $25,000
                                ($2,000:
                             Tradition IRA,
                              Roth IRA, SEP
                             and SIMPLE IRA)
---------------------------------------------------------------------
Subsequent Purchase Payment       $500         $500    $500    $500
---------------------------------------------------------------------
Automated Purchase Payments
---------------------------------------------------------------------
 Initial                          $500
                                 ($100:
                            Traditional IRA,
                              Roth IRA, SEP
                             and SIMPLE IRA)  $10,000 $25,000 $25,000
---------------------------------------------------------------------
 Subsequent                       $100         $100    $100    $100
                            -----------------------------------------
                                (or any amount we are required to
                                accept under applicable tax law)
---------------------------------------------------------------------

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.



                                   [GRAPHIC]

AUTOMATED PURCHASE PAYMENTS

You may elect to have purchase payments made automatically. With check-o-matic your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

[_]Federal tax laws or regulatory requirements;

[_]Our right to limit the total of your purchase payments to $1,000,000; and

[_]Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.
                                   [GRAPHIC]

This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

[SIDEBAR: You may transfer money within your contract. You will not incur current taxes on your earnings or any withdrawal charges as a result of transferring your money.]

   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Account) from which you want the money to be transferred;

[_]The investment divisions (or Fixed Account) to which you want the money to be transferred; and

[_]Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 30, 2003, or, when available, a Deferred Annuity with the optional Guaranteed Minimum Income Benefit issued in New York State) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The Deferred Annuity is not designed to permit market timing. Accordingly, we reserve the right to: (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year;
(3) limit the dollar amount that may be transferred at any one time.;
(4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms.

                                   [GRAPHIC]
ACCESS TO YOUR MONEY

[SIDEBAR: Income taxes, tax penalties and withdrawal charges may apply to any withdrawal you make.]

   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

[_] The percentage or dollar amount of the withdrawal; and

[_] The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

[SIDEBAR: We will withdraw your Systematic Withdrawal Program payments from the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program or investment divisions you select, either pro-rata or in the proportions you request.]

                                   [GRAPHIC]

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may only be made monthly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.


[SIDEBAR: If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request that the payment date be the 20th day of the month.]

Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at anytime. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.

[SIDEBAR: Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity payout option.]

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.]
                                   [GRAPHIC]
CHARGES


  There are two types of charges you pay while you have money in an investment division:

[_] Separate Account charge, and

[_] Investment-related charge.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different Separate Account charge. You will pay the Separate Account charge annually based on the average daily value of the amount you have in the Separate Account. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the contract.

                           SEPARATE ACCOUNT CHARGES*

                                                   Bonus
                                          B Class Class** C Class L Class
                                          ------- ------- ------- -------
Basic Death Benefit                        1.25%   1.70%   1.65%   1.50%
-------------------------------------------------------------------------
Optional Annual Step-Up Death Benefit      1.45%   1.90%   1.85%   1.70%
-------------------------------------------------------------------------
Optional Greater of Annual Step-Up or 5%
  Annual Increase Death Benefit            1.60%   2.05%   2.00%   1.85%
-------------------------------------------------------------------------
Optional Earnings Preservation Benefit***   .25%    .25%    .25%    .25%

* We currently charge an additional Separate Account charge of 0.15% of average daily net assets in the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

    We reserve the right to impose an increased Separate Account charge on investment divisions that we add to the contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the contract for seven years.

*** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class E, which has a 0.15% 12b-1 Plan fee. Class 2 shares of the available American Funds have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit is available for an additional charge of 0.50% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (The charge is 0.45% if you purchase the Guaranteed Minimum Income Benefit and one of the optional death benefits.) We take amounts from the Separate Account by canceling accumulation units from your Separate Account.

PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from 0.5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES

[SIDEBAR: You will not pay a withdrawal charge on any purchase payments made more than 7 years ago for the B and Bonus Class contracts, 3 years ago for the L Class contract or at all on the C Class contract.]

   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity. To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
------------------------ ------- ----------- ------- -------
       1................    7%        9%      None      7%
       2................    6%        8%                6%
       3................    6%        8%                5%
       4................    5%        7%                0%
       5................    4%        6%                0%
       6................    3%        4%                0%
       7................    2%        3%                0%
       Thereafter.......    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES

[SIDEBAR: Withdrawal charges never apply to transfers among investment divisions, transfers to or from the Fixed Account or transfers from the Enhanced Dollar Cost Averaging Program.]
                                   [GRAPHIC]

In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

[_]If you have a C Class Deferred Annuity.

[_]On transfers you make within your Deferred Annuity.

[_]On withdrawals of purchase payments you made over seven years ago for the B
   Class, seven years ago for the Bonus Class and three years ago for the L
   Class.

[_]If you choose payments over one or more lifetimes.

[_]If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

[_]If your contract permits and your spouse is substituted as the owner of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

[_]If you withdraw only your earnings from the investment divisions.

[_]During the first Contract Year, if you are in the Systematic Withdrawal
   Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis.

[_]After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

[_]If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

[_]If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

[_]If you properly "recharacterize" as permitted under Federal tax law your Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

[_]After the first Contract Year, if approved in your state, and your contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the owner continuously since the issue of the contract or the spouse who continues the contract:

   . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

   . Is diagnosed with a terminal illness and not expected to live more than 12 months.

[_] After the first Contract Year, if approved in your state, and your contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the owner continuously since the issue of the contract or the spouse who continues the contract.

[_] If you have transferred money which is not subject to a withdrawal charge from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

                                   [GRAPHIC]

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.

If the beneficiary is your spouse, the beneficiary may be substituted as the owner of the Deferred Annuity and continue the contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the contract, unless the deceased spouse had previously purchased the benefit at issue of the contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Deferred Annuity, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity.

In the future, we anticipate permitting your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We will issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new contract will be issued in the same contract class as your contract, except, if you had a Bonus Class Deferred Annuity, the contract will be issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary would be permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary also would be permitted to choose any optional benefit available under the contract, but certain contract provisions or programs may not be available.

If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Account Balance as of each fifth Contract Anniversary, Highest Account Balance as of each Contract Anniversary and annual increase amount (depending on whether you choose an optional benefit), are reset on the date of the change in owner.

If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint owners, the oldest of the two will be used as a basis for determining the death benefit.

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

For the purposes of the following death benefit calculations, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

BASIC DEATH BENEFIT

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. "Highest Account Balance" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-highest Account Balance to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the highest Account Balance equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

                                   EXAMPLE:

                                          Date                     Amount
                              ---------------------------- -----------------------
A   Initial Purchase                   10/1/2001                  $100,000
    Payment
----------------------------------------------------------------------------------
B   Account Balance                    10/1/2002                  $104,000
                              (First Contract Anniversary)
----------------------------------------------------------------------------------
C   Death Benefit                   As of 10/1/2002               $104,000
                                                           (= greater of A and B)
----------------------------------------------------------------------------------
D   Account Balance                    10/1/2003                   $90,000
                                    (Second Contract
                                      Anniversary)
----------------------------------------------------------------------------------
E   Death Benefit                      10/1/2003                  $100,000
                                                           (= greater of A and D)
----------------------------------------------------------------------------------
F   Withdrawal                         10/2/2003                   $9,000
----------------------------------------------------------------------------------
G   Percentage Reduction in            10/2/2003                     10%
    Account Balance                                                (= F/D)
----------------------------------------------------------------------------------
H   Account Balance                    10/2/2003                   $81,000
    after Withdrawal                                              (= D - F)
----------------------------------------------------------------------------------
I   Purchase Payments reduced            As of                     $90,000
    for Withdrawal                     10/2/2003               [= A - (A X G)]
----------------------------------------------------------------------------------
J   Death Benefit                      10/2/2003                   $90,000
                                                           (= greater of H and I)
----------------------------------------------------------------------------------
K   Account Balance                    10/1/2006                  $125,000
----------------------------------------------------------------------------------
L   Death Benefit (Highest          As of 10/1/2006               $125,000
    Account Balance)              (Fifth Anniversary)      (= greater of I and K)
----------------------------------------------------------------------------------
M   Account Balance                    10/2/2006                  $110,000
----------------------------------------------------------------------------------
N   Death Benefit                        As of                    $125,000
                                       10/2/2006           (= greatest of I, L, M)

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/03 and 10/2/03 are assumed to be equal prior to the withdrawal.

                                   [GRAPHIC]
OPTIONAL BENEFITS

Please note that the decision to purchase optional benefits is made at the time of application and is irrevocable. The optional benefit is in effect until it terminates. Please note further that, in the case of the optional death benefits, the Earnings Preservation Benefit and Guaranteed Minimum Income Benefit, the annual increase amount and Highest Account Balance as of the applicable Contract Anniversary, is frozen at the Contract Anniversary immediately preceding your 81st birthday (unless you make additional purchase payments or subsequent partial withdrawals to determine the Highest Account Balance). You continue to bear the costs of these optional benefits after that date before you enter the income or pay-out period. With regard to the Guaranteed Minimum Income Benefit, you must be in the "pay-in" phase of the contract for a least 10 years prior to commencing income payments guaranteed by this benefit. Optional benefits are available subject to state approval.

ANNUAL STEP-UP DEATH BENEFIT


   You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

                                           Date                      Amount
                               ----------------------------- ----------------------
A   Initial Purchase                     10/1/2001                  $100,000
    Payment
-----------------------------------------------------------------------------------
B   Account Balance                      10/1/2002                  $104,000
                               (First Contract Anniversary)
-----------------------------------------------------------------------------------
C   Death Benefit                     As of 10/1/2002               $104,000
    (Highest Account                                         (= greater of A and B)
    Balance)
-----------------------------------------------------------------------------------
D   Account Balance                      10/1/2003                  $90,000
                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------
E   Death Benefit                        10/1/2003                  $104,000
    (Highest                                                 (= greater of B and D)
    Contract Year Anniversary)
-----------------------------------------------------------------------------------
F   Withdrawal                           10/2/2003                   $9,000
-----------------------------------------------------------------------------------
G   Percentage                           10/2/2003                    10%
    Reduction in                                                    (= F/D)
    Account Balance
-----------------------------------------------------------------------------------
H   Account Balance                      10/2/2003                  $81,000
    after Withdrawal                                                (= D-F)
-----------------------------------------------------------------------------------
I   Highest Account                   As of 10/2/2003               $93,600
    Balance reduced
    for Withdrawal                                                (= E-(EXG))
-----------------------------------------------------------------------------------
J   Death Benefit                        10/2/2003                  $93,600
                                                             (= greater of H and I)
-----------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/03 and 10/2/03 are assumed to be equal prior to the withdrawal.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The annual increase amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

                                       Date                         Amount
                           ----------------------------- ----------------------------
A   Initial Purchase                 10/1/2001                     $100,000
    Payment
-------------------------------------------------------------------------------------
B   Account Balance                  10/1/2002                     $104,000
                           (First Contract Anniversary)
-------------------------------------------------------------------------------------
C1  Account Balance                  10/1/2002                     $104,000
    (Highest Account                                        (= greater of A and B)
    Balance)
-------------------------------------------------------------------------------------
C2  5% Annual                        10/1/2002                     $105,000
    Increase Amount                                               (= AX1.05)
-------------------------------------------------------------------------------------
C3  Death Benefit                 As of 10/1/2002                  $105,000
                                                           (= greater of C1 and C2)
-------------------------------------------------------------------------------------
D   Account Balance                  10/1/2003                     $90,000
                           (Second Contract Anniversary)
-------------------------------------------------------------------------------------
E1  Highest Account                  10/1/2003                     $104,000
    Balance                                                (= greater of C1 and D)
-------------------------------------------------------------------------------------
E2  5% Annual                     As of 10/1/2003                  $110,250
    Increase Amount                                            (= AX1.05X1.05)
-------------------------------------------------------------------------------------
E3  Death Benefit                    10/1/2003                     $110,250
                                                           (= greater of E1 and E2)
-------------------------------------------------------------------------------------
F   Withdrawal                       10/2/2003                      $9,000
-------------------------------------------------------------------------------------
G   Percentage                       10/2/2003                       10%
    Reduction in                                                   (= F/D)
    Account Balance
-------------------------------------------------------------------------------------
H   Account Balance                  10/2/2003                     $81,000
    after Withdrawal                                               (= D-F)
-------------------------------------------------------------------------------------
I1  Highest Account               As of 10/2/2003                  $93,600
    Balance reduced                                             (= E1-(E1XG))
    for Withdrawal
-------------------------------------------------------------------------------------
I2  5% Annual                     As of 10/2/2003                  $99,239
    Increase Amount                                             (= E2-(E2XG).
    reduced for Withdrawal                               Note: E2 includes additional
                                                            day of interest at 5%)
-------------------------------------------------------------------------------------
I3  Death Benefit                    10/2/2003                     $99,239
                                                         (= greatest of H, I1 and I2)
-------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/03 and 10/02/03 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:


          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the contract, the spouse can choose one of the following two options:

   . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

   . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new owner as of the date of the change in owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

                                              Date          Amount
                                            --------- --------------
       A   Purchase Payments Not Withdrawn  10/1/2001      $100,000
       ------------------------------------------------------------------
       B   Death Benefit                    10/1/2002      $105,000
       ------------------------------------------------------------------
       C   Additional Death Benefit         10/1/2002       $2,000
                                                       (= 40% x (B - A))
       ------------------------------------------------------------------
       D   Account Balance                  10/1/2003       $90,000
       ------------------------------------------------------------------
       E   Withdrawal                       10/2/2003       $9,000
       ------------------------------------------------------------------
       F   Account Balance after Withdrawal 10/2/2003       $81,000
                                                           (= D - E)
       ------------------------------------------------------------------
       G   Purchase Payments Not Withdrawn  10/2/2003       $91,000
                                                            (= A-E,
                                                       because there is
                                                          no gain at
                                                      time of withdrawal)
       ------------------------------------------------------------------
       H   Death Benefit                    10/2/2003       $99,239
       ------------------------------------------------------------------
       I   Additional Death Benefit                         $3,296
                                                       (= 40% x (H - G))
       ------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

GUARANTEED MINIMUM INCOME BENEFIT (MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND ADVERTISING)
                                   [GRAPHIC]

You may purchase this benefit at application (up to but not including age 76) which guarantees a stated income payment in the pay-out phase of your Deferred Annuity (a payment "floor"). You retain the ability to choose to receive income payments based upon the Account Balance of your Deferred Annuity rather than the guaranteed amount purchased under this benefit. This benefit is intended to protect you against poor investment performance. The Guaranteed Minimum Income Benefit does not establish or guarantee an Account Balance or minimum return for any investment division.

This benefit may only be exercised by the owner no later than the Contract Anniversary immediately after the owner's 85th birthday, after a 10 year waiting period and then only within a 30 day period following the Contract Anniversary. If you are a non-natural person, then the age of the annuitant is the basis for determining the birthday. Partial annuitization is not permitted under this optional benefit and no change in owners of the contract is permitted. Withdrawal charges are not waived if you exercise this option while withdrawal charges apply.

The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If you decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:


     Age at Pay-Out                Guarantee
-----------------------------------------------------
           80                       9 years
-----------------------------------------------------
           81                       8 years
-----------------------------------------------------
           82                       7 years
-----------------------------------------------------
           83                       6 years
-----------------------------------------------------
        84 and 85                   5 years
-----------------------------------------------------

The guaranteed minimum income base is equal to the greatest of:

1. The annual increase amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal. The withdrawal adjustment is the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal, if total withdrawals in a Contract Year are more than 6% of the annual increase amount at the previous Contract Anniversary. If total withdrawals in a Contract Year are less than 6% of the annual increase amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total partial withdrawals treated as a single withdrawal at the end of the Contract Year; or

2. "Highest Account Balance" as of each Contract Anniversary, determined as follows:

   .  At issue, the highest Account Balance is your initial purchase payment;

   .  Increase the highest Account Balance by each subsequent purchase payment;

   . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   . On each Contract Anniversary before your 81st birthday, compare the (1) then-highest Account Balance to the (2) current Account Balance and set the highest Account Balance equal to the greater of the two.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

      . Increase the highest Account Balance by each subsequent purchase payment or

      . Reduce the highest Account Balance proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

This base is then applied to the annuity rates guaranteed in the Guaranteed Minimum Income Benefit rider. The rates used are the Annuity 2000 Mortality Table with a 7-year age setback, with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment depends also on your age, sex and the income type you select. You may also choose to receive income payments by applying your Account Balance (less any premium taxes and applicable contract fees) to our then current annuity rates if that would produce greater income payments than those guaranteed under this benefit.

For purposes of determining the Highest Account Balance as of the applicable Contract Anniversary, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

This option will terminate:

1. The 30th day following the Contract Anniversary immediately after the owner's 85th birthday;

2. When you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied);

3. When you elect to receive income payments under an income option and you are not eligible to exercise the Guaranteed Minimum Income Benefit option (A pro-rata portion of the charge will be applied);

4. The owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Deferred Annuity, or the annuitant dies (if the owner is not a natural person); or

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person).

The Guaranteed Minimum Income Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge of 0.50% (0.45% if purchased with either of the optional death benefits) of the guaranteed minimum income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account.) (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, and, when available, a Deferred Annuity issued in New York State with this optional benefit. The Enhanced Dollar Cost
Averaging Program is not available in the C and Bonus Classes Deferred Annuity.)

   EXAMPLE:
(This calculation ignores the impact of Highest Account Balance which could further increase the guaranteed minimum income base.)
   At issue, male, age 55
   Purchase Payment = $100,000.
   No additional purchase payments or partial withdrawals.
   Guaranteed minimum income base at age 65 = $100,000X1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

   Guaranteed minimum income floor = guaranteed minimum income base applied to the Guaranteed Minimum Income Benefit annuity table.

   Guaranteed Minimum Income Benefit annuity factor, male, age 65 = $4.40 per month per $1,000 applied for lifetime income with 10 years guaranteed.

   $179,085 X $4.40 = $788 per month.
   $1,000

                                               Guaranteed
                                                Minimum
                       (Male)                    Income
                      Issue Age Age at Pay-Out   Floor
                      -----------------------------------
                         55           65         $  788
                      -----------------------------------
                                      70         $1,186
                      -----------------------------------
                                      75         $1,812
                      -----------------------------------

The above chart ignores the impact of premium and other taxes.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
[SIDEBAR: The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.]
                                   [GRAPHIC]
[SIDEBAR: You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.]

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available.
You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred
Annuity for any minimum time period before you may annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments.

[SIDEBAR: Should our current rates for a fixed pay-out option for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those quoted in your contract, we will use the current rates.]

When considering a pay-out option, you should think about whether you want:

[_] Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

[_] A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

[SIDEBAR: Many times, the Owner and the Annuitant are the same person.]

There are three people who are involved in payments under your pay-out option:

[_]Owner: the person or entity which has all rights including the right to direct who receives payment.

[_]Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

[_]Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the owner dies.

[SIDEBAR: When deciding how to receive income, consider:
.. The amount of income you need;
.. The amount you expect to receive from other sources;
.. The growth potential of other investments; and .. How long you would like your income to be guaranteed.]
                                   [GRAPHIC]

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. We may limit income payment types offered to meet federal tax law requirements.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

[GRAPHIC]

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or transfer into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against transfers.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR
[SIDEBAR: The AIR is stated in your contract and may range from 3% to 6%.]

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

[_]First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;
[_]Next, we subtract the daily equivalent of the Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

[_]Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

[_]Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFER PRIVILEGE


   During the pay-out phase of the Deferred Annuity, you may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Each transfer must be at least $500 or, if less, your entire balance in an investment division. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no withdrawal charge to make a transfer.

                                   [GRAPHIC]

[SIDEBAR: Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.]

For us to process a transfer, you must tell us:

[_]The percentage or dollar amount of the transfer;

[_]The investment divisions (or Fixed Income Option) to which you want to transfer; and

[_]The investment divisions from which you want to transfer.

We may require that you use our original forms to make transfers.

We reserve the right to restrict transfers to the Fixed Income Option (1) if the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate stated in your Deferred Annuity; or (2) your allocation and transfers to the Fixed Income Option is equal to or exceeds our maximum for the Fixed Account and Enhanced Dollar Cost Averaging Program allocations (e.g., $1,000,000).

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

The income phase of the Deferred Annuity is not designed to permit market timing. Accordingly, we reserve the right to: (1) defer the transfer privilege at any time that we are unable to purchase or redeem shares in the Portfolios, to the extent permitted by law; (2) limit the number of transfers you may make each Contract Year; (3) limit the dollar amount that may be transferred at any one time; (4) charge a transfer fee; and (5) impose limitations and modifications where exercise of the transfer privilege creates or would create a disadvantage to other contract owners. Examples of these limitations or modifications include, but are not limited to: (1) imposing a minimum time period between each transfer; and (2) requiring a signed, written request to make the transfer. In addition, in accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

[SIDEBAR: The Separate Account charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.]

CHARGES


   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment.

GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

                                   [GRAPHIC]
[SIDEBAR: Generally, your requests including all subsequent purchase payments are effective the day we receive them at your Administrative Office in good order.]

Send your purchase payments, by check or money order made payable to "MetLife," to your Administrative Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

[_]On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

[_]After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract-holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone virtually 24 hours a day, 7 days a week, unless prohibited by state law. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

[_]Account Balance

[_]Unit Values

[_]Current rates for the Fixed Account

[_]Transfers

[_]Changes to investment strategies

[_]Changes in the allocation of future purchase payments.

                                   [GRAPHIC]

[SIDEBAR: You may authorize your sales representative to make transactions on your behalf. You must complete our form and we must agree.]
Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

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

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

[_]any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

[_]any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the owner of the Deferred Annuity and continue the contract. In the future, we may permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer when:

[_]rules of the Securities and Exchange Commission so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

[_]during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

                                   [GRAPHIC]

[SIDEBAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.]

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They do not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

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

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

[_] To operate the Separate Account in any form permitted by law.

[_] To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

[_] To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

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

[_] To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

[_] To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

[_]The shares for which voting instructions are received, and

[_]The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


   All Deferred Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a



                                   [GRAPHIC]
broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.


The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we may pay an amount up to 1% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities.

FINANCIAL STATEMENTS


   The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte
& Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuity.

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

INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law.

                                   [GRAPHIC]
[SIDEBAR: Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.]

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010.

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also an owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL


   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as an available guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

                                   [GRAPHIC]
When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

[_] annuity you purchase (e.g., Non-Qualified or IRA); and

[_] payment method or income payment type you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                          Type of Contract
                                        --------------------
                                           Non    Trad. Roth SIMPLE
                                        Qualified  IRA  IRA   IRA*  SEP
                                        --------- ----- ---- ------ ---

In a series of substantially equal
payments made annually (or more
frequently) for life or life expectancy
(SEPP)                                      x       x    x     x     x

After you die                               x       x    x     x     x

After you become totally disabled (as
defined in the Code)                        x       x    x     x     x

To pay deductible medical expenses                  x    x     x     x

To pay medical insurance premiums
if you are unemployed                               x    x     x     x

For qualified higher education
expenses, or                                        x    x     x     x

For qualified first time home
purchases up to $10,000                             x    x     x     x

After December 31, 1999 for IRS
levies                                              x    x     x     x

Certain immediate income annuities
providing a series of substantially
equal periodic payments made
annually (or more frequently) over
the specified payment period                x

* For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

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

SEPARATE ACCOUNT CHARGES

It is possible that the Internal Revenue Service ("IRS") may take a position that charges for certain death benefits and/or other optional benefits are deemed to be taxable distributions to you, which may be subject to ordinary income taxes and the 10% penalty tax if you are under age 59 1/2. You should consult your tax adviser regarding your death benefit and other optional benefits prior to selecting any optional benefit under the Deferred Annuity.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest.

Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

[SIDEBAR: You may combine the money required to be withdrawn from each of your Traditional IRAs and SEPs and withdraw this amount from any one or more of them.]

MINIMUM DISTRIBUTION REQUIREMENTS FOR TRADITIONAL IRAS AND SEPS

As the table below shows, generally you must receive your entire interest in your Traditional IRA, SIMPLE IRA or SEP or begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.

                          Type of Contract
                   -------------------------------
                     Non -   Trad. Roth SIMPLE
                   Qualified  IRA  IRA   IRA   SEP
                   --------- ----- ---- ------ ---
Age 70 1/2 Minimum
distribution
rules apply           no      yes   no   yes   yes

It is not clear whether income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing an income option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.

[SIDEBAR: After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.]

NON-QUALIFIED ANNUITIES

[_]Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the contract.

[_]Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

[_]Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

[_]When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

[_]Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

[_]In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest or, in the case of an insurance company, to deduct insurance reserves or incurred losses.

[_]Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these

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
diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

[_]Possible taxation of transfers between investment divisions or transfers from an investment division to the Fixed Account or Fixed Income Option.

[_]Possible taxation as if you were the owner of your portion of the Separate
   Account's assets.

[_]Possible limits on the number of funding options available or the frequency of transfers among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contractholders in the investment divisions from adverse tax consequences.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as:

[_]First coming from earnings (and thus subject to income tax); and

[_]Then from your purchase payments (which are not subject to income tax).

[_]This rule does not apply to payments made pursuant to an income pay-out option under your contract.

[_]In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME PAYMENTS

Different tax rules generally apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

[_]A non-taxable return of your purchase payments; and

[_]A taxable payment of earnings.

The IRS has not approved the use of an exclusion ratio when only part of an account balance is used to convert to income payments.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

These rules also generally apply to income payments made to your beneficiary as a death benefit.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

[SIDEBAR: If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.]

DEATH BENEFITS

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

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

Where the owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the only remaining interest in the contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS]

The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

                                   [GRAPHIC]

IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The Deferred Annuity (and optional death benefits and appropriate IRA tax endorsements) has been submitted to the IRS for review and approval as to form. Disqualification of the Deferred Annuity as an IRA could result in the immediate taxation of amounts held in the contract and other adverse tax consequences.

Consult your tax adviser prior to the purchase of the contract as a Traditional, Roth IRA, SIMPLE IRA or SEP.

The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:

[_]increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

[_]adding "catch-up" contributions for taxpayers age 50 and above; and

[_]adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.

[_]You must be both the owner and the annuitant under the contract.

[_]Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the contract.

[_]You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

[SIDEBAR: In some cases, your purchase payments may be tax deductible.]

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:

[_]Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year ($3,000 for 2003-2004.) This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions.

[_]Beginning in 2002, individuals age 50 or older can make an additional
   "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

[_]Purchase payments in excess of allocable amounts may be subject to a penalty tax.

[_]Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

[_]These age and dollar limits do not apply to tax-free rollovers or transfers.

[_]If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

[_]If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2003, if you are an "active participant" in another retirement plan and if your adjusted gross income is $40,000 or less ($60,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $50,000 ($70,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the nonactive participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

[SIDEBAR: For 2003-2004 annual purchase payments to your Traditional IRAs and Roth IRAs, the aggregate may not exceed the lesser of $3,000 or 100% of your compensation as defined by the Code for individuals under age 50.]

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount ($3,000 for tax years 2003-2004), including contributions to all your Traditional and Roth IRAs). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). In 2003 individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006. You may contribute up to the annual purchase payment limit in 2003 if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your modified adjusted gross income is between:


         Status                Income
         ------                ------
       Individual         $95,000-$110,000
 Married filing jointly   $150,000-$160,000
Married filing separately    $0-$10,000

.. Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

..  You can contribute to a Roth IRA after age 70 1/2.

.. If you exceed the purchase payment limits you may be subject to a tax penalty.

.. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

[GRAPHIC]

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

[_]The withdrawal is made:

.. At least five taxable years after your first purchase payment to a Roth IRA, and

[_]The withdrawal is made:

..  On or after the date you reach age 59 1/2;

..  Upon your death or disability; or

..  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

[_]The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

[_]The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

[_]The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.


CONVERSION
[SIDEBAR: If you are married but file separately, you may not convert an existing IRA into a Roth IRA.]

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRA transfers and rollovers. Please consult your tax advisor; see the SAI for additional information.

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION

                                                                       PAGE

     COVER PAGE.......................................................    1

     TABLE OF CONTENTS................................................    1

     INDEPENDENT AUDITORS.............................................    2

     DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
       ANNUITIES......................................................    2

     EXPERIENCE FACTOR................................................    2

     VARIABLE INCOME PAYMENTS.........................................    2

     INVESTMENT MANAGEMENT FEES.......................................    5

     PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE ACCOUNT.......    8

     VOTING RIGHTS....................................................   11

     ERISA............................................................   12

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS.................   12

     PERFORMANCE DATA.................................................   13

     ACCUMULATION UNIT VALUES TABLES..................................   22

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.....................  F-1

     FINANCIAL STATEMENTS OF METLIFE.................................. F-65

                                   [GRAPHIC]

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.
                                   [GRAPHIC]


                                     Non-Qualified IRA and SEP,
                                     Annuities     Annuities(1)
                California.......... 2.35%         0.5%(2)
                Maine............... 2.0%          --
                Nevada.............. 3.5%          --
                Puerto Rico......... 1.0%          1.0%
                South Dakota........ 1.25%         --
                West Virginia....... 1.0%          1.0%
                Wyoming............. 1.0%          --

-----------
/1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

/2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

PEANUTS (C) United Feature Syndicate, Inc.

(C) 2003 Metropolitan Life Insurance Company

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and
    Met Investors Series Trust

[_] American Funds Insurance Series

[_] I have changed my address. My current address is:

________________________
                                                Name __________________________
    (Contract Number)

                                             Address __________________________

________________________
                                                      _________________________
      (Signature)
                                                                            zip


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893

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